PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 75.3%
	ALTERNATIVE - 9.8%
21,544	iMGP DBi Managed Futures Strategy ETF					$ 647,613

	COMMODITY - 6.4%
5,493	ProShares Ultra Gold(a)					423,181

	EQUITY - 59.1%
3,027	Communication Services Select Sector SPDR Fund					259,293
5,338	Emerging Markets Internet ETF					177,168
2,835	Energy Select Sector SPDR Fund					258,410
9,056	Financial Select Sector SPDR Fund					372,292
2,933	Industrial Select Sector SPDR Fund					357,445
2,144	iShares MSCI USA Momentum Factor ETF					417,801
2,239	iShares Russell 1000 Growth ETF					816,138
3,530	Materials Select Sector SPDR Fund					311,734
10,610	SPDR Portfolio S&P 500 ETF					679,040
3,637	Utilities Select Sector SPDR Fund					247,825
						3,897,146

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,778,495)					4,967,940

	TOTAL INVESTMENTS - 75.3% (Cost $4,778,495)					$ 4,967,940
	PUT OPTIONS WRITTEN - (1.4)% (Premiums received - $103,600)					(93,300)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.1%					1,717,992
	NET ASSETS - 100.0%					$ 6,592,632

Contracts(b)
	WRITTEN FUTURE OPTIONS - (1.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (1.4)%
8	S&P E-mini 1st Week Future	RJO	08/02/2024	$ 5,640	$ 2,208,600	$ 56,700
8	S&P E-mini 3rd Week Future	RJO	07/19/2024	5,590	2,208,600	36,600
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $103,600)					93,300

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
60	CBOE Volatility Index Future	RJO	07/17/2024	$ 841,368	$ (17,790)
32	CBOE Volatility Index Future	RJO	12/19/2024	553,619	89
12	CME Australian Dollar Currency Future	RJO	09/17/2024	801,960	(1,260)
15	CME British Pound Currency Future	RJO	09/17/2024	1,185,844	(16,172)
31	Micro E-mini Dow Jones Industrial Average Index Future	RJO	09/23/2024	611,770	6,092
14	Micro E-mini Nasdaq-100 Future	RJO	09/23/2024	557,963	1,805
34	Micro E-mini Russell 2000 Future	RJO	09/23/2024	351,050	450
27	Micro E-mini S&P 500 Future	RJO	09/23/2024	745,403	2,525
	TOTAL LONG FUTURES CONTRACTS				$ (24,261)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
12	CBOE Volatility Index Future	RJO	01/23/2025	$ 215,400	$ (640)
26	CBOE Volatility Index Future	RJO	08/21/2024	388,445	6,885
39	CBOE Volatility Index Future	RJO	10/16/2024	708,923	3,946
6	CBOT US Treasury Bond Future	RJO	09/20/2024	709,875	(8,156)
18	CME Canadian Dollar Currency Future	RJO	09/18/2024	1,317,600	(2,178)
8	CME Euro Foreign Exchange Currency Future	RJO	09/17/2024	1,075,200	11,120
28	Three-Month SOFR Future	RJO	09/16/2025	6,697,950	(15,400)
	TOTAL SHORT FUTURES CONTRACTS				$(4,423)

	TOTAL FUTURES CONTRACTS				$ (28,684)

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
RJO	- R.J. O'Brien & Associates, LLC

(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 81.9%
	EQUITY - 81.9%
8,431	iShares Emerging Markets Dividend ETF					$ 229,155
4,647	Pacer US Small Cap Cash Cows 100 ETF					202,423
2,936	Schwab US Dividend Equity ETF					228,303
2,003	Vanguard High Dividend Yield ETF					237,556
3,362	Vanguard International High Dividend Yield ETF					230,398
5,493	WisdomTree Emerging Markets High Dividend Fund					237,902
6,937	WisdomTree US SmallCap Dividend Fund					216,087
9,053	Xtrackers MSCI EAFE High Dividend Yield Equity ETF					220,712
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,788,991)					1,802,536

	TOTAL INVESTMENTS - 81.9% (Cost $1,788,991)					$ 1,802,536
	PUT OPTIONS WRITTEN - (1.6)% (Premiums received - $38,850)					(34,988)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.7%					433,479
	NET ASSETS - 100.0%					$ 2,201,027

Contracts(a)
	WRITTEN FUTURE OPTIONS - (1.6)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (1.6)%
3	S&P E-mini 1st Week Future	RJO	08/02/2024	$ 5,640	$ 828,225	$ 21,263
3	S&P E-mini 3rd Week Future	RJO	07/19/2024	5,590	828,225	13,725
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $38,850)					34,988

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
21	CBOE Volatility Index Future		RJO	07/17/2024	$ 294,479	$ (6,226)
11	CBOE Volatility Index Future		RJO	12/19/2024	190,307	7
	TOTAL LONG FUTURES CONTRACTS					$ (6,219)

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	CBOE Volatility Index Future	RJO	01/23/2025	$ 107,700	$ 277
9	CBOE Volatility Index Future	RJO	08/21/2024	134,462	2,383
12	CBOE Volatility Index Future	RJO	10/16/2024	218,130	1,214
5	ICE US mini MSCI EAFE Index Future	RJO	09/23/2024	585,800	(2,800)
7	ICE US MSCI Emerging Markets EM Index Future	RJO	09/23/2024	380,870	(3,080)
41	Micro E-mini Russell 2000 Future	RJO	09/23/2024	423,325	(559)
16	Micro E-mini S&P 500 Future	RJO	09/23/2024	441,720	(1,500)
	TOTAL SHORT FUTURES CONTRACTS				$ (4,065)

	TOTAL FUTURES CONTRACTS				$ (10,284)

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
RJO	- R.J. O'Brien & Associates, LLC

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.